Deposits - Summary of Maturity Schedule for Term Deposits (Parenthetical) (Detail) $ in Millions	Jan. 31, 2025 CAD ($)
Disclosure Of Deposits [line Items]
Deposits payable on a fixed date	$ 505,675	[1],[2]
Foreign countries [member] | Bottom of range [member]
Disclosure Of Deposits [line Items]
Deposits payable on a fixed date	$ 100,000

[1]	All deposits that mature on a specified date, generally term deposits, guaranteed investments certificates and similar instruments.
[2]	Deposits denominated in U.S. dollars amount to $309,983 (October 31, 2024 – $295,316), deposits denominated in Chilean pesos amount to $20,198 (October 31, 2024 – $19,271), deposits denominated in Mexican pesos amount to $34,709 (October 31, 2024 – $34,416) and deposits denominated in other foreign currencies amount to $115,267 (October 31, 2024 – $109,683).